UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2010

                    DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.



                        THE ADVISORS' INNER CIRCLE FUND


                                   USFS FUNDS
                      MANAGED BY PENNANT MANAGEMENT, INC.
                    --------------------------------------
                         A WHOLLY OWNED USFS SUBSIDARY


                  USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                   USFS FUNDS TACTICAL ASSET ALLOCATION FUND

SEMI-ANNUAL REPORT                                                JUNE 30, 2010















                                                      INVESTMENT ADVISER:
                                                      PENNANT MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------
Schedules of Investments ...................................................   1
Statement of Assets and Liabilities ........................................   9
Statement of Operations ....................................................  10
Statements of Changes in Net Assets ........................................  11
Financial Highlights .......................................................  13
Notes to Financial Statements ..............................................  15
Disclosure of Fund Expenses ................................................  26










The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-877-299-USFS (8737); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+]
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]


29.7% U.S. Government Agency Mortgage-Backed Obligations
24.1% Short-Term Investment
23.2% U.S. Government Agency Obligations
17.4% Small Business Administration
5.6% U.S. Treasury Obligations
+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U. S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 31.3%
--------------------------------------------------------------------------------


DESCRIPTION                                         FACE AMOUNT        VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)
   4.770%, 09/20/12 .............................   $ 1,393,755     $  1,479,660
   1.000%, 12/30/11 (B) .........................     1,000,000          999,440
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
   5.250%, 05/15/17 .............................       881,229          932,272
   5.000%, 10/01/14 .............................       540,377          559,458
   4.500%, 09/01/13 .............................     1,518,916        1,565,320
   4.000%, 06/15/13 .............................     2,321,777        2,372,184
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   5.500%, 12/25/14 .............................     2,622,646        2,738,931
   5.000%, 02/01/15 .............................       694,725          721,995
   4.500%, 05/01/14 .............................     1,822,255        1,883,140
   2.000%, 04/29/13 .............................     1,000,000        1,004,599
   1.630%, 03/25/27 (A) .........................     1,271,025        1,249,650
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
   4.500%, 08/20/19 .............................       339,533          361,577
   4.000%, 12/15/18 .............................       380,873          405,027
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $15,837,680) ...........................                     16,273,253
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.5%
--------------------------------------------------------------------------------

DESCRIPTION                                         FACE AMOUNT     VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)
   4.720%, 09/20/12 ...........................     $ 1,540,254     $  1,625,208
   3.000%, 12/17/13 (B) .......................         500,000          501,377
   2.100%, 04/21/20 (A) .......................       1,000,000        1,028,276
   2.000%, 02/19/12 (B) .......................       2,000,000        2,004,672
   2.000%, 11/20/12 (B) .......................       1,000,000        1,015,514
   1.375%, 08/27/10 (B) .......................       1,000,000        1,001,059
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
   3.000%, 02/12/12 (B) .......................         500,000          501,570
   2.500%, 02/26/12 (B) .......................       1,000,000        1,003,267
   2.000%, 01/15/12 (B) .......................       2,000,000        2,015,927
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   3.000%, 05/17/13 (B) .......................       1,000,000        1,008,873
   2.250%, 05/26/11 (B) .......................       1,000,000        1,006,231
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $12,586,970) .........................                       12,711,974
                                                                    ------------

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- 18.4%
--------------------------------------------------------------------------------
SBA
   7.125%, 06/25/24 ...........................          55,043           59,549
   7.100%, 02/01/17 ...........................          19,068           20,563
   5.250%, 06/25/14 (A) .......................           2,788            2,906
   4.265%, 05/25/14 (A) .......................         137,127          140,699
   3.875%, 02/25/25 (A) .......................          31,125           33,076
   3.625%, 07/25/16 (A) .......................          78,179           81,397
   3.375%, 09/25/25 (A) .......................          27,561           28,344
   3.125%, 06/25/25 (A) .......................          13,801           14,431


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- continued
--------------------------------------------------------------------------------

DESCRIPTION                                       FACE AMOUNT          VALUE
--------------------------------------------------------------------------------
   3.125%, 03/25/11 (A) .......................   $       9,046      $     9,100
   2.575%, 11/25/14 (A) .......................         625,280          633,660
   1.625%, 04/25/16 (A) .......................          97,889           97,138
   1.400%, 09/25/32 (A) .......................         906,001          917,103
   1.375%, 07/25/17 (A) .......................          38,000           38,114
   1.250%, 09/25/10 (A) .......................       1,934,698        1,936,349
   1.125%, 03/25/13 (A) .......................          36,576           36,498
   1.000%, 08/25/18 (A) .......................       1,096,154        1,095,249
   0.950%, 01/25/19 (A) .......................          31,101           31,024
   0.875%, 10/25/21 (A) .......................         457,335          456,009
   0.800%, 05/25/18 (A) .......................       1,255,560        1,248,696
   0.700%, 02/25/30 (A) .......................         417,810          414,418
   0.625%, 03/25/30 (A) .......................         363,546          359,544
   0.600%, 09/25/30 (A) .......................         756,395          747,406
   0.570%, 09/25/31 (A) .......................       1,152,794        1,139,696
                                                                    ------------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
   (Cost $9,453,091)                                                   9,540,969
                                                                    ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.9%
--------------------------------------------------------------------------------
U.S. TREASURY NOTE
   3.500%, 05/15/20 ...........................       1,000,000        1,046,560
   1.875%, 06/30/15 ...........................       2,000,000        2,007,656
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,050,390)                                                   3,054,216
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 25.4%
--------------------------------------------------------------------------------

DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund,
   Cl A, 0.050% (C)
   (Cost $13,173,249) ...........................    13,173,249     $ 13,173,249
                                                                    ------------
TOTAL INVESTMENTS -- 105.5%
   (Cost $54,101,380) ...........................                   $ 54,753,661
                                                                    ============

Percentages are based on Net Assets of $51,912,986.

(A) Variable rate security - Rate disclosed is the rate in effect on June 30, 2010.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2010. The coupon on a step bond changes on a specified date.
(C)  The rate reported is the 7-day effective yield as of June 30, 2010.
CL -- CLASS

The summary of inputs used to value the Fund's investments in securities as of June 30, 2010 is as follows:

INVESTMENTS IN SECURITIES                 LEVEL 1           LEVEL 2          LEVEL 3          TOTAL
--------------------------             ------------      ------------        -------       ------------
U. S. Government Agency
  Mortgage-Backed Obligations .......  $         --      $ 16,273,253          $ --        $ 16,273,253
U.S. Government Agency Obligations ..            --        12,711,974            --          12,711,974
Small Business Administration .......            --         9,540,969            --           9,540,969
U.S. Treasury Obligations ...........            --         3,054,216            --           3,054,216
Cash Equivalent .....................    13,173,249                --            --          13,173,249
                                       ------------       ------------         ----        ------------
Total Investments in Securities .....  $ 13,173,249       $ 41,580,412         $ --        $ 54,753,661
                                       ============       ============         ====        ============

For the six month period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2010
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS +
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

68.5% Exchange Traded Funds
30.0% Common Stock
1.5% Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS AND EXCLUDE WRITTEN OPTIONS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 68.4%
--------------------------------------------------------------------------------

DESCRIPTION                                              SHARES        VALUE
--------------------------------------------------------------------------------
REVENUESHARES MID CAP ...........................        18,300     $    421,559
SPDR OIL AND GAS EQUIPMENT AND SERVICES .........         8,000          200,000
SPDR S&P DIVIDEND ...............................         8,800          397,267
SPDR S&P EMERGING SMALL CAP .....................        12,500          568,125
SPDR TRUST SERIES 1 .............................        93,000        9,599,460
THE ENERGY SELECT SECTOR SPDR ...................         4,000          198,720
ULTRA S&P 500 PROSHARES .........................        32,875        1,059,890
ULTRAPRO S&P 500 PROSHARES ......................         1,000          113,960
ULTRASHORT LEHMAN 20+ YEAR PROSHARES ............         7,000          248,360
VANGUARD DIVIDEND APPRECIATION ..................        12,000          528,360
VANGUARD EMERGING MARKETS .......................        12,807          486,538
VANGUARD SMALL CAP VALUE ........................         7,850          423,115
WISDOMTREE MIDCAP DIVIDEND ......................        13,750          578,738
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $15,978,803) ...........................                     14,824,092
                                                                    ------------

--------------------------------------------------------------------------------
COMMON STOCK -- 30.0%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.0%
HOME DEPOT .....................................         15,000          421,050
MCDONALD'S (B) .................................          6,900          454,503
                                                                    ------------
                                                                         875,553
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2010
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.3%
COCA-COLA .......................................         8,700       $  436,044
KIMBERLY-CLARK ..................................         7,600          460,788
PEPSICO .........................................         7,300          444,935
SYSCO ...........................................        16,300          465,691
                                                                    ------------
                                                                       1,807,458
                                                                    ------------
ENERGY -- 0.8%
BP ..............................................         6,250          180,500
                                                                    ------------
HEALTH CARE -- 6.1%
BRISTOL-MYERS SQUIBB (B) ........................        18,500          461,390
ELI LILLY .......................................        12,750          427,125
JOHNSON & JOHNSON (B) ...........................         7,300          431,138
                                                                    ------------
                                                                       1,319,653
                                                                    ------------
INDUSTRIALS -- 2.2%
3M (B) ..........................................         5,900          466,041
                                                                    ------------
INFORMATION TECHNOLOGY -- 6.4%
AUTOMATIC DATA PROCESSING .......................        11,000          442,860
INTEL (B) .......................................        22,000          427,900
PAYCHEX .........................................        15,300          397,341
UNITED ONLINE ...................................        22,500          129,600
                                                                    ------------
                                                                       1,397,701
                                                                    ------------
TELECOMMUNICATION SERVICES -- 2.2%
VERIZON COMMUNICATIONS ..........................        16,600          465,132
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $6,926,929) ............................                      6,512,038
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2010
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.5%
--------------------------------------------------------------------------------

DESCRIPTION                                            SHARES/        VALUE
                                                      CONTRACTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST GOVERNMENT FUND,
   Cl A, 0.050% (A)
   (Cost $319,937) ..................................   319,937    $    319,937
                                                                   ------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $23,225,669) ...............................              $ 21,656,067
                                                                   ============
--------------------------------------------------------------------------------
WRITTEN OPTIONS (C) -- (0.2%)
--------------------------------------------------------------------------------
BRISTOL-MYERS SQUIBB CALL OPTION, EXPIRES 09/18/10,
   STRIKE PRICE $25.00 ..............................       (40)         (5,360)
INTEL CALL OPTION, EXPIRES 10/16/10,
   STRIKE PRICE $23.00 ..............................       (50)         (1,700)
JOHNSON & JOHNSON CALL OPTION, EXPIRES 07/17/10,
   STRIKE PRICE $60.00 ..............................       (25)         (1,525)
MCDONALD'S CALL OPTION, EXPIRES 07/17/10,
   STRIKE PRICE $67.50 ..............................       (25)         (1,300)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 07/17/10,
   STRIKE PRICE $112.00 .............................      (200)         (2,800)
SPDR S&P 500 ETF TRUST CALL OPTION, EXPIRES 07/17/10,
   STRIKE PRICE $113.00 .............................      (150)         (1,200)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 07/17/10,
   STRIKE PRICE $114.00 .............................      (100)           (600)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 08/21/10,
   STRIKE PRICE $111.00 .............................      (200)        (23,400)
SPDR S&P 500 ETF TRUST CALL OPTION, EXPIRES 08/21/10,
   STRIKE PRICE $112.00 .............................      (100)         (9,400)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 08/21/10,
   STRIKE PRICE $117.00 .............................       (50)         (1,050)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2010
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WRITTEN OPTIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                       CONTRACTS       VALUE
--------------------------------------------------------------------------------
3M CALL OPTION, EXPIRES 07/17/10, STRIKE PRICE $80.00       (10)    $   (1,440)
3M CALL OPTION, EXPIRES 07/17/10, STRIKE PRICE $85.00       (15)          (435)
                                                                    ----------
TOTAL WRITTEN OPTIONS
   (Premiums Received $145,002)                                     $  (50,210)
                                                                    ==========


Percentages are based on Net Assets of $21,688,848.
(A) The rate reported is the 7-day effective yield as of June 30, 2010.
(B) Underlying security for a written call option.
(C) Non-income producing.

CL -- CLASS
ETF -- EXCHANGE TRADED FUND
S&P -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

The summary of inputs used to value the Fund's investments in securities as of June 30, 2010 is as follows:

INVESTMENTS IN SECURITIES                LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
--------------------------            ------------      -------      -------       -----------
Exchange Traded Funds .............   $ 14,824,092       $ --         $ --         $ 14,824,092
Common Stock ......................      6,512,038         --           --            6,512,038
Cash Equivalent ...................        319,937         --           --              319,937
                                      ------------       ----         ----         ------------
Total Investments in Securities ...   $ 21,656,067       $ --         $ --         $ 21,656,067
                                      ============       ====         ====         ============

OTHER FINANCIAL INSTRUMENTS              LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
---------------------------           ------------      -------       -------       ------------
Written Options ...................   $    (50,210)      $ --          $ --         $    (50,210)
                                      ============       ====          ====         ============

For the six month period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                     USFS FUNDS            USFS FUNDS
                                                  LIMITED DURATION       TACTICAL ASSET
                                                   GOVERNMENT FUND       ALLOCATION FUND
                                                  ----------------       ---------------
ASSETS:
  Investments at Value (Cost $54,101,380 and
     $23,225,669, respectively) ................    $54,753,661            $21,656,067
  Receivable for Dividends and Interest ........        135,820                 76,280
  Receivable for Investment Securities Sold ....         99,746                159,119
  Receivable for Capital Shares Sold ...........          3,257                122,853
  Cash .........................................          2,290                     --
  Deferred Offering Costs (See Note 2) .........             --                  8,290
  Prepaid Expenses .............................          3,126                    524
                                                    -----------            -----------
     TOTAL ASSETS ..............................     54,997,900             22,023,133
                                                    -----------            -----------
LIABILITIES:
  Written Options, at value (Premiums received
     N/A and $145,002, respectively) ...........             --                  50,210
  Payable for Investment Securities Purchased ..      3,050,391                 252,742
  Payable for Capital Shares Redeemed ..........          9,075                    --
  Payable due to Investment Advisor ............          7,561                  13,933
  Payable due to Administrator .................          7,188                   3,086
  Chief Compliance Officer Fees Payable ........          2,271                   1,009
  Payable due to Trustees ......................            278                      12
  Other Accrued Expenses .......................          8,150                  13,293
                                                    -----------             -----------
    TOTAL LIABILITIES ..........................      3,084,914                 334,285
                                                    -----------             -----------

NET ASSETS .....................................    $51,912,986             $21,688,848
                                                    ===========             ===========
NET ASSETS CONSIST OF:
  Paid-in Capital ..............................    $51,090,078             $22,943,724
  Undistributed Net Investment Income ..........          1,596                  10,212
  Accumulated Net Realized Gain on Investments .        169,031                 209,722
  Net Realized Appreciation (Depreciation)
     on Investments ............................        652,281              (1,569,602)
  Net Realized Appreciation (Depreciation)
     on Written Options ........................             --                  94,792
                                                    ===========             ===========
NET ASSETS .....................................    $51,912,986             $21,688,848
                                                    ===========             ===========
INSTITUTIONAL SHARES:
  Outstanding Shares of Beneficial Interest
     (Unlimited authorization -- no par value) .      4,261,223               2,285,724
                                                    ===========             ===========
Net Asset Value, Offering and Redemption
  Price Per Share ..............................         $12.18                  $ 9.49
                                                         ======                  ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                USFS FUNDS
                                                               FOR THE SIX MONTH
                                                               PERIOD ENDED
                                                               JUNE 30, 2010
                                                               (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                      USFS FUNDS              USFS FUNDS
                                                   LIMITED DURATION         TACTICAL ASSET
                                                   GOVERNMENT FUND          ALLOCATION FUND
                                                   ----------------         ---------------
INVESTMENT INCOME
  Interest Income ...............................      $587,305             $        --
  Dividend Income ...............................           860                 221,790
                                                       --------             -----------
       TOTAL INVESTMENT INCOME ..................       588,165                 221,790
                                                       --------             -----------
EXPENSES:
  Investment Advisory Fees ......................       105,550                  86,813
  Administration Fees ...........................        41,921                  17,942
  Trustees' Fees ................................         5,055                   2,333
  Chief Compliance Officer Fees .................         4,165                   1,875
  Transfer Agent Fees ...........................        23,780                  18,856
  Legal Fees ....................................        34,310                   7,617
  Audit Fees ....................................        14,319                   6,047
  Printing Fees .................................         7,677                   2,694
  Custodian Fees ................................         3,393                   2,509
  Registration and Filing Fees ..................         1,866                      --
  Deferred Offering Costs (See Note 2) ..........            --                   9,895
  Insurance and Other Fees ......................         8,611                   1,998
                                                       --------             -----------
  TOTAL EXPENSES ................................       250,647                 158,579
                                                       --------             -----------
Less: Waiver of Investment Advisory Fees ........       (57,571)                     --
                                                       --------             -----------
NET EXPENSES ....................................       193,076                 158,579
                                                       --------             -----------
      NET INVESTMENT INCOME .....................       395,089                  63,211
                                                       --------             -----------
NET REALIZED GAIN ON INVESTMENTS AND
  WRITTEN OPTIONS ...............................       135,655                 164,160
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS .................       316,639              (1,882,633)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON WRITTEN OPTIONS .............            --                  94,792
                                                       --------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND WRITTEN OPTIONS ............       452,294              (1,623,681)
                                                       --------             -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .....................      $847,383             $(1,560,470)
                                                       ========             ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    SIX MONTH
                                                  PERIOD ENDED            YEAR ENDED
                                                  JUNE 30, 2010           DECEMBER 31,
                                                   (UNAUDITED)                2009
                                                  -------------           -----------
OPERATIONS:
  Net Investment Income ........................    $   395,089           $ 1,077,927
  Net Realized Gain on Investments .............        135,655               259,514
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............        316,639              (294,329)
                                                    -----------           -----------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................        847,383             1,043,112
                                                    -----------           -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ........................       (393,493)           (1,053,521)
  Net Realized Gain ............................             --              (276,884)
                                                    -----------           -----------
     Total Dividends and Distributions .........       (393,493)           (1,330,405)
                                                    -----------           -----------
CAPITAL SHARE TRANSACTIONS:
  Issued .......................................     17,329,436            27,329,341
  Reinvestment of Distributions ................         78,626               175,280
  Redeemed .....................................    (11,164,006)          (37,112,771)
                                                    -----------           -----------
  NET INCREASE (DECREASE) IN NET ASSETS DERIVED
     FROM CAPITAL SHARE TRANSACTIONS ...........      6,244,056            (9,608,150)
                                                    -----------           -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS ......      6,697,946            (9,895,443)
                                                    -----------           -----------
NET ASSETS:
  Beginning of Period ..........................     45,215,040            55,110,483
                                                    -----------           -----------
  End of Period ................................    $51,912,986           $45,215,040
                                                    ===========           ===========
  Undistributed Net Investment Income ..........    $     1,596           $        --
                                                    ===========           ===========
SHARE TRANSACTIONS:
  Issued .......................................      1,426,818             2,246,081
  Reinvestment of Distributions ................          6,474                14,406
  Redeemed .....................................       (918,152)           (3,048,296)
                                                    -----------           -----------
  TOTAL INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM CAPITAL SHARE TRANSACTIONS ...........        515,140              (787,809)
                                                    ===========           ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SIX MONTH
                                                  PERIOD ENDED             YEAR ENDED
                                                  JUNE 30, 2010           DECEMBER 31,
                                                   (UNAUDITED)                2009*
                                                  -------------            -----------
OPERATIONS:
  Net Investment Income ........................   $     63,211          $    58,566
  Net Realized Gain on Investments and
     Written Options ...........................        164,160               45,562
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Written Options ...........................     (1,787,841)             313,031
                                                    -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................     (1,560,470)             417,159
                                                    -----------          -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ........................        (53,167)             (58,398)
                                                    -----------          -----------
     Total Dividends and Distributions .........        (53,167)             (58,398)
                                                    -----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Issued .......................................      1,910,974           23,238,083
  Reinvestment of Distributions ................          1,999                1,191
  Redeemed .....................................     (1,766,253)            (442,270)
                                                    -----------          -----------
  NET INCREASE IN NET ASSETS DERIVED
     FROM CAPITAL SHARE TRANSACTIONS ...........        146,720           22,797,004
                                                    -----------          -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS ......     (1,466,917)          23,155,765
                                                    -----------          -----------
NET ASSETS:
  Beginning of Period ..........................     23,155,765                   --
                                                    -----------          -----------
  End of Period ................................    $21,688,848          $23,155,765
                                                    ===========          ===========
  Undistributed Net Investment Income ..........    $    10,212          $       168
                                                    ===========          ===========
SHARE TRANSACTIONS:
  Issued .......................................        186,677            2,314,665
  Reinvestment of Distributions ................            198                  116
  Redeemed .....................................       (172,761)             (43,171)
                                                    -----------          -----------
  TOTAL INCREASE IN SHARES OUTSTANDING
     FROM CAPITAL SHARE TRANSACTIONS ...........         14,114            2,271,610
                                                    ===========          ===========

*FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2009.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SELECTED PER SHARE DATA AND RATIOS
                                                      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     SIX MONTH
                                    PERIOD ENDED              FOR THE YEARS ENDED DECEMBER 31
                                   JUNE 30, 2010    -----------------------------------------------------
                                    (UNAUDITED)      2009(3)      2008       2007       2006       2005
                                   -------------    -------     -------    -------    -------     -------
NET ASSET VALUE,
   BEGINNING OF PERIOD ...........    $ 12.07       $ 12.16     $ 12.12    $ 11.92    $ 11.87     $ 11.96
                                      -------       -------     -------    -------    -------     -------
Income from Investment
   Operations:
Net Investment Income(1) .........       0.09          0.28        0.42       0.53       0.43        0.31
Net Realized and
   Unrealized Gain (Loss) ........       0.11         (0.02)       0.08       0.19       0.08       (0.07)
                                      -------       -------     -------    -------    -------     -------
Total from Investment
   Operations ....................       0.20          0.26        0.50       0.72       0.51        0.24
                                      -------       -------     -------    -------    -------     -------
Dividends and Distributions:
Net Investment Income ............      (0.09)        (0.27)      (0.42)     (0.52)     (0.46)      (0.33)
Net Realized Gains ...............         --         (0.08)      (0.04)        --         --          --
                                      -------       -------     -------    -------    -------     -------
Total Dividends and Distributions       (0.09)        (0.35)      (0.46)     (0.52)     (0.46)      (0.33)
                                      -------       -------     -------    -------    -------     -------
NET ASSET VALUE, END OF PERIOD ...    $ 12.18       $ 12.07     $ 12.16    $ 12.12    $ 11.92     $ 11.87
                                      =======       =======     =======    =======    =======     =======
TOTAL RETURN .....................       1.67%+        2.20%(2)    4.22%      6.22%      4.36%       2.00%
                                      =======       =======     =======    =======    =======     =======
Net Assets, End of Period
   (Thousands) ...................    $51,913       $45,215     $55,110    $63,172    $54,721     $58,140
Ratio of Expenses to
   Average Net Assets ............       0.75%*        0.73%       0.65%      0.53%      0.65%       0.58%
Ratio of Expenses to
   Average Net Assets
   (Excluding waivers) ...........       0.97%*        0.73%       0.65%       0.53%     0.65%       0.58%
Ratio of Net Investment Income
   to Average Net Assets .........       1.53%*        2.30%       3.46%       4.40%     3.60%       2.61%
Portfolio Turnover Rate ..........        236%**        165%         54%        104%       41%         65%

+    Total Return is for the period indicated and has not been annualized.
*    Annualized
**   Not annualized
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return would have been lower had the Adviser not waived a portion of its fees during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3) On November 30, 2009, shareholders of the Accessor Limited Duration U. S. Government Fund (the "Predecessor Fund") approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to The Advisors Inner Circle Fund USFS Funds Limited Duration Government Fund at the close of business on December 11, 2009.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SELECTED PER SHARE DATA AND RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                SIX MONTH             FOR THE
                                               PERIOD ENDED         PERIOD ENDED
                                              JUNE 30, 2010         DECEMBER 31,
                                               (UNAUDITED)             2009(3)
                                              -------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD .......    $  10.19             $  10.00
                                                --------             --------
Income from Investment Operations:
Net Investment Income(1) ...................        0.03                 0.03
Net Realized and Unrealized Gain (Loss) ....       (0.71)                0.19
                                                --------             --------
Total from Investment Operations ...........       (0.68)                0.22
                                                --------             --------
Dividends and Distributions:
Net Investment Income ......................       (0.02)               (0.03)
                                                --------             --------
Total Dividends and Distributions ..........       (0.02)               (0.03)
                                                --------             --------
NET ASSET VALUE, END OF PERIOD .............    $   9.49             $  10.19
                                                ========             ========
TOTAL RETURN(2) ............................       (6.65)%               2.15%
                                                ========             ========
Net Assets, End of Period (Thousands) ......     $21,689              $23,156
Ratio of Expenses to Average Net Assets ....        1.37%*               2.45%*
Ratio of Expenses to Average Net Assets
   (excluding waivers) .....................        1.37%*               2.45%*
Ratio of Net Investment Income to
   Average Net Assets ......................        0.55%*               3.13%*
Portfolio Turnover Rate ....................          93%**                25%**

*    Annualized
**   Not annualized
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemp- tion of Fund shares.
(3)  Fund commenced operations on November 30, 2009.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-two funds. The financial statements herein are those of the USFS Funds Limited Duration Government Fund ("Limited Duration Fund"), a diversified open-end management investment company and the USFS Funds Tactical Asset Allocation Fund ("Tactical Asset Allocation Fund"), a non-diversified open-end management investment company (the "Funds"). The financial statements of the remaining funds are presented separately. The Limited Duration Government Fund seeks a high level of current income consistent with the preservation of capital. The Tactical Asset Allocation Fund seeks to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The Funds may change their investment objective without shareholder approval upon 60 days' notice to shareholders. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

On November 30, 2009, the shareholders of the Accessor Limited Duration U.S. Government Fund (the "Predecessor Fund") voted to approve a tax-free reorganization (the "Reorganization") of the Predecessor Fund through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund USFS Funds Limited Duration Government Fund. The Reorganization took place on December 11, 2009. At the close of business on December 11, 2009, each shareholder of the Predecessor Fund received shares of the Fund's Institutional Class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Predecessor Fund immediately prior to the Reorganization. As of December 11, 2009, the net assets and shares outstanding of the Predecessor Fund were $39,972,403 and 3,291,088, respectively.

The Funds are registered to offer Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)

--------------------------------------------------------------------------------

     management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)

--------------------------------------------------------------------------------

     investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the six month period ended June 30, 2010, there have been no significant changes to the Limited Duration Government and Tactical Asset Allocation Funds' fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------

     more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Limited Duration Government Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Tactical Asset Allocation Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually.

     DEFERRED OFFERING COSTS -- Offering costs for the Tactical Asset Allocation Fund, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of June 30, 2010, the amount remaining to be amortized for the Tactical Asset Allocation Fund was $8,290.

3. DERIVATIVE CONTRACTS:

In accordance with the authoritative guidance under U.S. GAAP, the Funds disclose: a) how and why they use derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect their financial position, financial performance and cash flows.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)

--------------------------------------------------------------------------------

The Tactical Asset Allocation Fund invests in financial options contracts that seek to protect a position within its portfolio through hedging techniques. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount received on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium received is added to the cost of the purchase in determining whether the Fund has a realized a gain or a loss.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Transactions in option contracts written for the Tactical Asset Allocation Fund for the six month period ended June 30, 2010, were as follows:

                                              NUMBER OF
                                              CONTRACTS           PREMIUMS
                                              ---------           ---------
Outstanding at January 1, 2010 ........            --             $      --
Options written .......................        (2,558)             (410,941)
Options closed ........................           620               111,708
Options expired .......................           775               117,535
Options exercised .....................           198                36,696
                                              -------             ---------
Outstanding at June 30, 2010 .........           (965)            $(145,002)
                                              =======             =========

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

5. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.12% of the Funds' first $1 billion of average daily net assets; 0.10% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.08% of the Funds' average daily net assets over $1.5 billion. There is a minimum annual fee of $75,000 per Fund and $15,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------

6. INVESTMENT ADVISORY AGREEMENT:

The Trust and Pennant Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.41% and 0.75% of each Fund's average daily net assets for the Limited Duration Government Fund and Tactical Asset Allocation Fund, respectively. The Adviser has contractually agreed to waive its fee and other expenses in order to limit the Limited Duration Government Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets through December 11, 2010.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six month period ended June 30, 2010, were as follows:

                                   PURCHASES                       SALES AND MATURITIES
                        -------------------------------       -------------------------------
                        U.S. GOVERNMENT                       U.S. GOVERNMENT
                          SECURITIES           OTHER            SECURITIES           OTHER
                        ---------------     -----------       ---------------     -----------
Limited Duration
 Government Fund ....    $102,320,516       $        --        $105,963,736       $    17,616

Tactical Asset
 Allocation Fund ....              --        22,089,239                  --         20,581,719

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)

--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to paydowns and distribution reclassifications, were reclassified to (from) the following accounts as of December 31, 2009:

                             UNDISTRIBUTED NET              ACCUMULATED
                             INVESTMENT INCOME           NET REALIZED GAIN
                             -----------------           -----------------
Limited Duration
  Government Fund ..........     $(24,406)                    $24,406

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended December 31, 2009 and 2008 were as follows:

                                     ORDINARY            LONG TERM
                                      INCOME            CAPITAL GAIN
                                    ----------          ------------
Limited Duration
  Government Fund
  2009 ....................         $1,088,346            $242,059
  2008 ....................          2,099,852             209,020

Tactical Asset
  Allocation Fund .........
  2009 ....................         $  58,398             $     --

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (Unaudited)

--------------------------------------------------------------------------------

As of December 31, 2009, the components of distributable earnings on tax basis were as follows:

                                        LIMITED DURATION        TACTICAL ASSET
                                         GOVERNMENT FUND        ALLOCATION FUND
                                        ----------------        ---------------
Undistributed Ordinary Income ........      $ 48,507              $ 64,201
Undistributed Long-Term
  Capital Gain .......................           934                    --
Unrealized Appreciation ..............       319,577               294,560
                                            --------              --------
Accumulated Earnings .................      $369,018              $358,761
                                            ========              ========

For Federal income tax purposes, the cost of securities owned at June 30, 2010, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2010, were as follows:

                                         AGGREGATE        AGGREGATE           NET
                                           GROSS            GROSS          UNREALIZED
                          FEDERAL       UNREALIZED       UNREALIZED       APPRECIATION
                         TAX COST      APPRECIATION     DEPRECIATION     (DEPRECIATION)
                       -----------     ------------     ------------     --------------
Limited Duration
 Government Fund       $54,101,380       $677,531        $ (25,250)        $ 652,281

Tactical Asset
 Allocation Fund        23,225,669         59,569       (1,629,171)       (1,569,602)

9. CONCENTRATION OF RISK:

The market values of the Limited Duration Government Fund's investments will change in response to interest rate changes and other factors. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------
backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Derivatives are often more volatile than other investments and may magnify the Tactical Asset Allocation Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Tactical Asset Allocation Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Additionally, pooled investment vehicles, no matter how well run, always suffer from some amount of "tracking error." Tracking error is the difference between the performance of a fund and the performance of its underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF Shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2010
                                                                   (UNAUDITED)


--------------------------------------------------------------------------------
The Tactical Asset Allocation Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

10. OTHER:

At June 30, 2010, 91% of total shares outstanding of the Limited Duration Government Fund were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. At June 30, 2010, 86% of total shares outstanding of the Tactical Asset Allocation Fund were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                      USFS FUNDS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      USFS FUNDS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes
-- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-----------------------------------------------------------------------------------
                              BEGINNING         ENDING                    EXPENSES
                               ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                                VALUE            VALUE       EXPENSE       DURING
                              01/01/10         06/30/10       RATIOS       PERIOD*
----------------------------------------------------------------------------------
USFS FUNDS LIMITED DURATION GOVERNMENT FUND
ACTUAL FUND RETURN           $1,000.00        $1,016.70        0.75%      $   3.75
HYPOTHETICAL 5% RETURN        1,000.00         1,021.08        0.75%          3.76
----------------------------------------------------------------------------------
USFS FUNDS TACTICAL ASSET ALLOCATION FUND
ACTUAL FUND RETURN           $1,000.00         $ 933.50        1.37%      $   6.57
HYPOTHETICAL 5% RETURN        1,000.00         1,018.00        1.37%          6.85
----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                     [This page intentionally left blank.]

                                   USFS FUNDS

                                P.O. Box 219009
                           Kansas City, MO 64121-2009

                                    ADVISER:
                            Pennant Management, Inc.
                             11270 West Park Place
                                   Suite 1025
                           Milwaukee, Wisconsin 53224

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004





         This information must be preceded or accompanied by a current prospectus for the USFS Funds


USF-SA-001-0100

ITEM 2.       CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees during the period covered by this report.

ITEM 11.       CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/:Philip T. Masterson
                                          ------------------------------
                                          Philip T. Masterson, President

Date:  September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/:Philip T. Masterson
                                                 ------------------------------
                                                 Philip T. Masterson, President

Date:  September 2, 2010


By (Signature and Title)                         /s/:Michael Lawson
                                                 ------------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO


Date:  September 2, 2010